UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8820
                                   ---------

                           The Markman MultiFund Trust
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               (Exact name of registrant as specified in charter)

             6600 France Avenue South, Minneapolis, Minnesota 55435
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         (Address of principal executive offices)             (Zip code)

   Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (952) 920-4848
                                                   ------------------

Date of fiscal year end:   12/31
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Date of reporting period:  09/30/04
                         -----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1. Schedule of Investments

MARKMAN TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

Shares                                                              Market Value
COMMON STOCKS 86.0%
FINANCIAL SERVICES 16.8%
 32,999  Countrywide Financial Corporation                           $ 1,299,831
 75,000  UnumProvident Corporation                                     1,176,750
 15,000  Capital One Financial Corporation                             1,108,500
 20,000  Commerce Bancorporation, Inc.                                 1,104,000
 31,000  East West Bancorporation, Inc.                                1,041,290
 29,000  UICI                                                            949,460
  5,000  The Chicago Mercantile Exchange                                 806,500
 20,000  Washington Mutual, Inc.                                         781,600
 17,000  Doral Financial Corporation                                     704,990
 15,000  The PMI Group, Inc.                                             608,700
                                                                     -----------
                                                                     $ 9,581,621

ENERGY 14.1%
 20,000  The Houston Exploration Company*                            $ 1,187,000
 25,000  Baker Hughes, Inc.                                            1,093,000
 16,000  Schlumberger Ltd.                                             1,076,960
 35,000  Tesoro Petroleum Corporation*                                 1,033,550
 23,000  Teekay Shipping Corporation                                     991,070
 17,000  Allliance Resource Partners                                     946,390
 11,000  Valero Energy Corporation                                       882,310
 15,000  PetroChina Company Ltd. - ADR                                   806,400
                                                                     -----------
                                                                     $ 8,016,680

MEDICAL 13.5%
 15,000  Quest Diagnostics, Inc.                                     $ 1,323,300
 17,000  UnitedHealth Group, Inc.                                      1,253,580
 21,000  Fisher Scientific International, Inc.*                        1,224,930
 17,000  The Cooper Companies, Inc.                                    1,165,350
 13,000  Zimmer Holdings, Inc.*                                        1,027,520
 20,000  Sierra Health Services, Inc.*                                   958,600
 30,000  Teva Pharmaceutical Industries Ltd. - ADR                       778,500
                                                                     -----------
                                                                     $ 7,731,780

REAL ESTATE INVESTMENT TRUST 9.6%
 22,000  The Mills Corporation                                       $ 1,141,140
 50,000  Nationwide Health Properties, Inc.                            1,037,500
 20,000  The St. Joe Company                                             955,400
 20,000  Rayonier, Inc.                                                  904,800
 30,000  Thornburg Mortgage, Inc.                                        870,300
 10,000  Vornado Realty Trust                                            626,800
                                                                     -----------
                                                                     $ 5,535,940

ELECTRONICS / TECHNOLOGY 7.3%
507,000  Nortel Networks Corporation*                                $ 1,723,800
 45,300  Eastman Kodak Company                                         1,459,566
 34,000  SanDisk Corporation*                                            990,080
                                                                     -----------
                                                                     $ 4,173,446

SPECIALTY RETAILING 3.6%
 31,000  Starbucks Corporation*                                      $ 1,409,260
 35,000  Select Comfort Corporation*                                     637,000
                                                                     -----------
                                                                     $ 2,046,260


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MARKMAN TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

Shares                                                              Market Value
COMMON STOCKS 86.0% - Continued
MANUFACTURING 3.0%
 50,000  Pentair, Inc.                                               $ 1,745,500
                                                                     -----------

HOME BUILDERS / BUILDING MATERIALS 2.9%
 36,000  Toll Brothers, Inc.*                                        $ 1,667,880
                                                                     -----------

TELECOMMUNICATIONS 2.6%
110,000  Nokia Oyj - ADR                                             $ 1,509,200
                                                                     -----------

RESTAURANTS 2.4%
 50,000  McDonald's                                                  $ 1,401,500
                                                                     -----------

INTERNET COMMERCE 2.4%
 15,000  eBay, Inc.*                                                 $ 1,379,100
                                                                     -----------

DIVERSIFIED INDUSTRIAL/MEDICAL/FINANCIAL 2.2%
 38,000  General Electric Company                                    $ 1,276,040
                                                                     -----------

TRANSPORTATION 1.6%
 30,000  Norfolk Southern Corporation                                $   892,200
                                                                     -----------

LEISURE 1.5%
 20,000  Royal Caribbean Cruises Ltd.                                $   872,000
                                                                     -----------

AUTOMOTIVE 1.3%
 10,000  Toyota Motor Corporation                                    $   763,800
                                                                     -----------

EDUCATION 1.2%
 25,000  Career Education Corporation*                               $   710,750
                                                                     -----------

TOTAL COMMON STOCKS                                                  $49,303,697
                                                                     -----------

BOND FUNDS 7.4%
268,601  PIMCO Emerging Markets Bond Fund - INST Class               $ 2,892,835
106,853  Northeast Investors Trust                                       811,014
 45,000  Alliance World Dollar Government Fund II                        546,300
                                                                     -----------

TOTAL BOND FUNDS                                                     $ 4,250,149
                                                                     -----------

REIT FUNDS 4.9%
 59,500  Cohen & Steers Premium Income Realty Fund, Inc.             $ 1,129,310
 35,700  Cohen & Steers REIT and Preferred Income Fund, Inc.             896,070
 23,453  Stratton Monthly Dividend REIT                                  812,188
                                                                     -----------

TOTAL REIT FUNDS                                                     $ 2,837,568
                                                                     -----------

MONEY MARKET FUNDS 0.0%
 11,670  5/3 Prime Money Market Fund                                 $    11,670
                                                                     -----------

TOTAL INVESTMENT SECURITIES
(Cost$ 50,176,011) 98.3%                                             $56,403,084

OTHER ASSETS IN EXCESS OF LIABILITIES 1.7%                               993,367
                                                                     -----------

NET ASSETS 100.0%                                                    $57,396,451
                                                                     -----------

* Non-income producing security.
ADR - American Depository Receipt.

See accompanying Notes to Portfolio of Investments.


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MARKMAN TOTAL RETURN PORTFOLIO
NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

Securities valuation - Shares of common stocks, closed-end funds and exchange traded funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Shares of open-end mutual funds and money market funds in which the Portfolio invests are valued at their respective net asset values as reported by the underlying funds. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal tax information - The aggregate identified cost for federal income tax purposes is $50,097,854, resulting in gross unrealized appreciation and depreciation of $6,668,895 and $446,770, respectively, and net unrealized appreciation of $6,222,125.


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Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Markman MultiFund Trust


By /s/ Robert J. Markman
  ---------------------------------
  Robert J. Markman
  President

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Markman
  ---------------------------------
  Robert J. Markman
  President

Date:  November 29, 2004

By /s/ Judith E. Fansler
  ---------------------------------
  Judith E. Fansler
  Treasurer and Chief Financial Officer

Date:  November 29, 2004


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